                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21365

                 Seligman La Salle Real Estate Fund Series, Inc.
               Seligman LaSalle Monthly Dividend Real Estate Fund
               (Exact name of Registrant as specified in charter)

                                 100 Park Avenue
                            New York, New York 10017
               (Address of principal executive offices) (Zip code)

                                Lawrence P. Vogel
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 850-1864

Date of fiscal year end:         12/31

Date of reporting period:        6/30/05

ITEM 1.  REPORTS TO STOCKHOLDERS.

Seligman
LaSalle Monthly Dividend
Real Estate Fund

Mid-Year Report
June 30, 2005

Seeking a High Level of
Current Income and,
Secondly, Capital
Appreciation

J. & W. SELIGMAN & CO.
INCORPORATED
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Seligman
141 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 141 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

Your mid-year report for Seligman LaSalle Monthly Dividend Real Estate Fund follows this letter. The report contains the Fund’s investment results, financial statements, and portfolio of investments.

For the six months ended June 30, 2005, the Fund delivered a total return of 4.47%. During the same period, the Lipper Real Estate Funds Average and the NAREIT Equity Index posted total returns of 5.50% and 6.38%, respectively.

Thank you for your continued support of Seligman LaSalle Monthly Dividend Real Estate Fund. We look forward to serving your investment needs for years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 10, 2005

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co.	Seligman Data Corp.	(800) 221-2450	Shareholder Services
Incorporated	100 Park Avenue	(800) 445-1777	Retirement Plan
100 Park Avenue	New York, NY 10017		Services
New York, NY 10017		(212) 682-7600	Outside the
	General Counsel		United States
General Distributor	Sullivan & Cromwell LLP	(800) 622-4597	24-Hour Automated
Seligman Advisors, Inc.			Telephone Access
100 Park Avenue			Service
New York, NY 10017

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of Seligman LaSalle Monthly Dividend Real Estate Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be made available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. J. & W. Seligman & Co. Incorporated (the “Manager”) has contractually undertaken to waive its management fee and/or reimburse the Fund’s “Other Expenses” (i.e. those other than the management fees, 12b-1 fees, and extraordinary expenses) to the extent that they exceed 0.45% per annum of average daily net assets. Such an undertaking will remain in effect until December 31, 2006. Substantially similar arrangements have been in place since the Fund’s inception. Absent such waivers/reimbursements, the Fund’s returns would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Class I shares do not have sales charges.

Performance and Portfolio Overview

Investment Results
Total Returns
For Periods Ended June 30, 2005

		Average Annual

	Six Months*	One Year	Class A, B, C, D and R Since Inception 7/16/03*	Class I Since Inception 11/24/03*

Class A

With Sales Charge	(0.47)%	18.86%	20.19%	n/a

Without Sales Charge	4.47	24.81	23.24	n/a

Class B

With CDSC†	(0.89)	18.71	20.67	n/a

Without CDSC	4.11	23.71	22.37	n/a

Class C

With Sales Charge and CDSC††	2.01	21.55	21.70	n/a

Without Sales Charge and CDSC	4.00	23.73	22.30	n/a

Class D

With 1% CDSC	3.11	22.86	n/a	n/a

Without CDSC	4.11	23.86	22.37	n/a

Class I	4.55	25.16	n/a	22.38%

Class R

With 1% CDSC	3.35	23.40	n/a	n/a

Without CDSC	4.35	24.40	22.90	n/a

Lipper Real Estate Funds Average**	5.50	31.88	22.63	22.34

NAREIT Equity REIT Index**	6.38	32.66	28.32	27.40

S&P 500 Index**	(0.81)	6.32	11.63	9.98

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R

6/30/05	$9.46	$9.45	$9.44	$9.45	$9.46	$9.45

12/31/04	9.26	9.25	9.25	9.25	9.28	9.25

6/30/04	8.20	8.21	8.20	8.20	8.20	8.20

*	Inception date for Classes A, B, C, D, and R is July 16, 2003, Class I Inception date is November 24, 2003. Returns for periods less than one year are not annualized.
**

The Lipper Real Estate Funds Average (Lipper Average), the NAREIT Equity REIT Index (NAREIT Index) and the S&P 500 Index (S&P 500) are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Average is an average of all funds that invest at least 65% of their portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. The NAREIT Index is a commonly used index measuring the performance of all publicly-traded real estate trusts that are Equity REITs as determined by the National Association of Real Estate Investment Trusts. The S&P 500 measures the performance of 500 of the largest US public companies based on market capitalization. The Lipper Average excludes the effect of taxes and sales charges. The NAREIT Index and the S&P 500 exclude the effect of taxes, fees and sales charges. An investor cannot invest directly in an average or an index.

†	The CDSC is 5% for periods of one year or less and 4% for the period since inception.
††	The CDSC is 1% for periods up to 18 months.

Performance and Portfolio Overview

Diversification of Net Assets

				Percent of Net Assets

	Issues	Cost	Value	June 30, 2005	December 31, 2004

Common Stocks:

Apartments	6	$11,599,299	$13,267,901	14.7	15.4

Commercial Finance	1	1,059,614	1,253,335	1.4	1.5

Diversified	3	7,236,416	7,862,763	8.7	5.7

Freestanding	1	633,077	688,672	0.8	0.8

Health Care	5	8,543,842	9,370,938	10.4	9.1

Industrial	1	2,296,127	2,976,840	3.3	3.5

Lodging/Resorts	3	6,168,111	6,036,405	6.7	6.8

Manufactured Homes	1	2,355,513	2,283,652	2.5	3.0

Office	7	15,728,242	18,609,512	20.6	21.2

Office/Industrial	1	4,574,286	4,608,968	5.1	3.8

Regional Malls	3	7,446,412	9,715,028	10.8	11.1

Self Storage	3	4,337,678	4,927,681	5.4	4.6

Shopping Centers	2	7,712,714	8,562,939	9.5	9.7

Specialty	—	—	—	—	2.3

	37	79,691,331	90,164,634	99.9	98.5

Short-Term Holding and Other Assets Less Liabilities	1	121,565	121,565	0.1	1.5

Net Assets	38	$79,812,896	$90,286,199	100.0	100.0

Largest Portfolio Holdings

June 30, 2005

Security	Value	Percent of Net Assets

Simon Properties Group	$6,570,566	7.3

New Plan Excel Realty Trust	4,819,931	5.3

Duke Realty	4,608,968	5.1

Home Properties	4,537,750	5.0

Equity Office Properties Trust	4,281,717	4.7

Town & Country	4,006,653	4.4

Heritage Properties Investment Trust	3,743,008	4.1

Prentiss Properties	3,663,313	4.1

Reckson Associates Realty	3,207,447	3.6

Spirit Finance	3,018,023	3.3

Performance and Portfolio Overview

Largest Portfolio Changes

During Past Six Months

Largest Purchases	Largest Sales

Spirit Finance	Equity Inns**

Duke Realty	Entertainment Properties Trust**

Highland Hospitality*	CBL & Associates Properties**

Glimcher Realty*	Archstone-Smith Trust

Senior Housing Properties Trust*	Equity Office Properties Trust

Highwoods Properties*	Arden Realty**

Eagle Hospitality Properties	Extra Space Storage

Healthcare Realty Trust	Macerich

Sovran Self Storage	Reckson Associates Realty

Prentiss Properties	BioMed Realty Trust**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

Largest Sectors
June 30, 2005

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2005 and held for the entire six-month period ended June 30, 2005.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical

	Beginning Account Value 1/1/05	Annualized Expense Ratio*	Ending Account Value 6/30/05	Expenses Paid During Period** 1/1/05 to 6/30/05	Ending Account Value 6/30/05	Expenses Paid During Period** 1/1/05 to 6/30/05

Class A	$1,000.00	1.60%	$1,044.70	$8.13	$1,016.86	$8.02

Class B	1,000.00	2.35	1,041.10	11.93	1,013.14	11.76

Class C	1,000.00	2.35	1,040.00	11.92	1,013.14	11.76

Class D	1,000.00	2.35	1,041.10	11.93	1,013.14	11.76

Class I	1,000.00	1.35	1,045.50	6.87	1,018.10	6.77

Class R	1,000.00	1.85	1,043.50	9.40	1,015.62	9.27

*

Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectus for a description of each share class and its expenses and sales charges. For the period, the Manager has waived its management fee and/or reimbursed certain expenses of the Fund. Absent such waivers and expense reimbursements, the expense ratios and expenses paid for the period would have been higher.

**

Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2005 to June 30, 2005, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolio of Investments (unaudited)
June 30, 2005

	Shares	Value

Common Stocks 99.9%

Apartments 14.7%

American Campus Communities	84,275	$1,911,357

Archstone-Smith Trust	35,458	1,369,388

Camden Property Trust	17,759	954,546

Home Properties	105,480	4,537,750

Post Properties	13,520	488,207

Town & Country	140,535	4,006,653

		13,267,901

Commercial Finance 1.4%

Newcastle Investment	41,570	1,253,335

Diversified 8.7%

Colonial Properties Trust	57,958	2,550,152

Crescent Real Estate Equities	122,378	2,294,588

Spirit Finance	256,853	3,018,023

		7,862,763

Freestanding 0.8%

Agree Realty	22,766	688,672

Health Care 10.4%

Health Care Property Investors	34,011	919,657

Health Care REIT	50,432	1,900,782

Healthcare Realty Trust	75,796	2,926,484

Nationwide Health Properties	96,125	2,269,511

Senior Housing Properties Trust	71,629	1,354,504

		9,370,938

Industrial 3.3%

EastGroup Properties	70,692	2,976,840

Lodging/Resorts 6.7%

Eagle Hospitality Properties	237,964	2,167,852

Highland Hospitality	134,500	1,405,525

Hospitality Properties Trust	55,889	2,463,028

		6,036,405

Manufactured Homes 2.5%

Sun Communities	61,405	2,283,652

Office 20.6%

CarrAmerica Realty	73,675	2,665,561

Equity Office Properties Trust	129,357	4,281,717

Highwoods Properties	41,120	1,223,731

HRPT Properties	131,916	1,639,716

Maguire Properties	68,032	1,928,027

See Notes to Financial Statements.

Portfolio of Investments (unaudited)
June 30, 2005

	Shares or Principal Amount		Value
Office (continued)

Prentiss Properties	100,530	shs.	$3,663,313

Reckson Associates Realty	95,602		3,207,447

			18,609,512

Office/Industrial 5.1%

Duke Realty	145,577		4,608,968

Regional Malls 10.8%

Glimcher Realty	50,084		1,389,831

Macerich	26,169		1,754,631

Simon Properties Group	90,641		6,570,566

			9,715,028

Self Storage 5.4%

Extra Space Storage	80,746		1,157,090

Sovran Self Storage	39,695		1,804,535

U-Store-It Trust	103,205		1,966,056

			4,927,681

Shopping Centers 9.5%

Heritage Properties Investment Trust	106,882		3,743,008

New Plan Excel Realty Trust	177,399		4,819,931

			8,562,939

Total Common Stocks (Cost $79,691,331)			90,164,634

Repurchase Agreement 0.6%

State Street Corporation 2.65%, dated 6/30/2005, maturing 7/1/2005, in the amount of $601,044, collateralized by: $615,000 US Treasury Notes 3.50%, 2/15/2010, with a fair market value of $615,769 (Cost $601,000)	$601,000		601,000

Total Investments (Cost $80,292,331) 100.5%			90,765,634

Other Assets Less Liabilities (0.5)%			(479,435)

Net Assets 100.0%			$90,286,199

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2005

Assets:

Investments, at value:

Common stocks (Cost $79,691,331)	$90,164,634

Repurchase agreement (Cost $601,000)	601,000

Total investments (Cost $80,292,331)	90,765,634

Cash	1,949

Receivable for securities sold	704,473

Receivable for dividends and interest	422,890

Receivable for Capital Stock sold	321,760

Expenses prepaid to shareholder service agent	15,143

Other	39,197

Total Assets	92,271,046

Liabilities:

Payable for securities purchased	1,447,531

Payable for Capital Stock repurchased	354,952

Management fee payable	72,204

Distribution and service fees payable	48,563

Accrued expenses and other	61,597

Total Liabilities	1,984,847

Net Assets	$90,286,199

Composition of Net Assets:

Captial Stock, at $0.001 par value; (1,000,000,000 shares authorized; 9,553,305 shares outstanding)

Class A	4,124

Class B	1,542

Class C	2,835

Class D	852

Class I	119

Class R	81

Additional paid-in capital	77,506,540

Dividends in excess of net investment income	(93,166)

Accumulated net realized gain	2,389,969

Net unrealized appreciation of investments	10,473,303

Net Assets	$90,286,199

Net Asset Value Per Share:

Class A ($39,002,268 ÷ 4,124,134 shares)	$9.46

Class B ($14,570,710 ÷ 1,542,249 shares)	$9.45

Class C ($26,774,525 ÷ 2,834,963 shares)	$9.44

Class D ($8,041,180 ÷ 851,350 shares)	$9.45

Class I ($1,128,560 ÷ 119,255 shares)	$9.46

Class R ($768,956 ÷ 81,354 shares)	$9.45

See Notes to Financial Statements.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2005

Investment Income:

Dividends	$2,559,829

Interest	8,881

Total Investment Income	2,568,710

Expenses:

Management fee	389,296

Distribution and service fees	292,000

Shareholder account services	130,028

Registration	40,461

Auditing and legal fees	39,878

Shareholder reports and communications	16,134

Custody and related services	13,317

Directors’ fees and expenses	3,830

Miscellaneous	4,581

Total Expenses Before Reimbursement	929,525

Reimbursement of expenses	(54,119)

Total Expenses After Reimbursement	875,406

Net Investment Income	1,693,304

Net Realized and Unrealized Gain (Loss) on Investments

Net realized gain on investments	3,272,464

Net change in unrealized appreciation of investments	(1,373,115)

Net Gain on Investments	1,899,349

Increase in Net Assets from Operations	$3,592,653

See Notes to Financial Statements.

Statements of Changes in Net Assets
(unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004

Operations:

Net investment income	$1,693,304	$1,272,096

Capital gain distributions from investments	—	413,187

Net realized gain on investments	3,272,464	3,340,936

Net change in unrealized appreciation of investments	(1,373,115)	9,028,475

Increase in Net Assets from Operations	3,592,653	14,054,694

Distributions to Shareholders:

Net investment income:

Class A	(766,834)	(486,235)

Class B	(242,314)	(181,947)

Class C	(505,873)	(463,298)

Class D	(142,209)	(125,481)

Class I	(24,854)	(14,870)

Class R	(11,220)	(265)

	(1,693,304)	(1,272,096)

Dividends in excess of net investment income:

Class A	(42,192)	(431,886)

Class B	(13,332)	(162,072)

Class C	(27,833)	(412,690)

Class D	(7,824)	(111,774)

Class I	(1,368)	(13,246)

Class R	(617)	(236)

	(93,166)	(1,131,904)

Return of capital:

Class A	—	(127,658)

Class B	—	(47,834)

Class C	—	(121,801)

Class D	—	(32,989)

Class I	—	(3,909)

Class R	—	(70)

	—	(334,261)

Net realized short-term gain on investments:

Class A	—	(960,908)

Class B	—	(398,671)

Class C	—	(949,193)

Class D	—	(243,531)

Class I	—	(29,883)

Class R	—	(432)

	—	(2,582,618)

11	(Continued on page 12.)

Statements of Changes in Net Assets
(unaudited) (continued)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004

Net realized long-term gain on investments:

Class A	$—	$(76,456)

Class B	—	(32,003)

Class C	—	(79,772)

Class D	—	(20,745)

Class I	—	(2,341)

Class R	—	(37)

	—	(211,354)

Decrease in Net Assets from Distributions	(1,786,470)	(5,532,233)

Capital Share Transactions:

Net proceeds from sales of shares	11,138,792	49,202,681

Investment of dividends	1,192,255	1,767,573

Exchanged from associated funds	5,226,976	8,760,239

Shares issued in payment of gain distribution	—	2,054,610

Total	17,558,023	61,785,103

Cost of shares repurchased	(14,198,567)	(16,420,241)

Exchanged into associated funds	(4,256,821)	(6,183,684)

Total	(18,455,388)	(22,603,925)

Increase (Decrease) in Net Assets from Capital Share Transactions	(897,365)	39,181,178

Increase in Net Assets	908,818	47,703,639

Net Assets:

Beginning of period	89,377,381	41,673,742

End of Period (net of dividends in excess of net investment income of $93,166 and $0, respectively)	$90,286,199	$89,377,381

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.

Organization— Seligman LaSalle Monthly Dividend Real Estate Fund (the “Fund”) was incorporated in Maryland on May 30, 2003, as an open-ended management investment company. The Fund had no operations prior to July 16, 2003 (commencement of operations) other than those relating to organizational matters and, on July 2, 2003, the sale and issuance to Seligman Advisors, Inc. (the “Distributor”) of 8,406 Class A shares of Capital Stock for $60,019 and 1,400 shares for each of Class B, Class C, Class D and Class R shares, each at a cost of $9,996. On November 21, 2003, the Distributor sold its shares of Class B, Class C and Class D and purchased 4,264 Class I shares at a cost of $32,448.

2.	Multiple Classes of Shares— The Fund offers six classes of shares.

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares primarily are sold with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

3.

Significant Accounting Policies— The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

Notes to Financial Statements (unaudited)

a.

Security Valuation— Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.

Federal Taxes— There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gains.

c.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

d.

Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

e.

Multiple Class Allocations— All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2005, distribution and service fees, shareholder account services, and registration expenses were class-specific expenses.

	f.	Distributions to Shareholders— Dividends and distributions to shareholders are recorded on ex-dividend dates.

4.

Management Fee, Distribution Services, and Other Transactions— The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager, is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.90% per annum of the Fund’s average daily net assets. LaSalle Investment Management (Securities), L.P. (the “Subadviser”), subadvises the Fund and is responsible for furnishing investment advice, research, and assistance with respect to the Fund’s investments. Under the subadvisory agreement, the Manager pays the Subadviser 0.45% per annum of the Fund’s average daily net assets. Effective May 1, 2005, the Manager contractually agreed to waive its fees and reimburse Fund expenses, other than management fees, 12b-1 fees and extraordinary expenses that exceed 0.45% per annum of the average daily net assets of the Fund, through December 31, 2006. Prior to May 1, 2005, this agreement was voluntary. The amounts of these reimbursements for the six months ended June 30, 2005 are disclosed in the Statement of Operations.

Notes to Financial Statements (unaudited)

Seligman Advisors, Inc., agent for the distribution of the Fund’s shares and an affiliate of the Manager, received concessions of $9,043 from sales of Class A shares. Commissions of $70,893 and $7,234 were paid to dealers for sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of average daily net assets of Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2005, fees incurred under the Plan aggregated $45,233, or 0.25% per annum of average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. Distribution fees retained by the Distributor, for the six months ended June 30, 2005, amounted to $11.

For the six months ended June 30, 2005, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, amounted to $67,139, $138,513, and $39,594, respectively. Fees incurred in respect of Class R shares were $1,521, equivalent to 0.50% per annum of average daily net assets.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D, and Class R shares. For the six months ended June 30, 2005, such charges amounted to $27,089. The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2005, Seligman Services, Inc. received commissions of $35 from the sale of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $1,317, pursuant to the Plan.

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $130,028 for shareholder account services in accordance with a methodology approved by the Fund’s directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

Notes to Financial Statements (unaudited)

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2005, the Fund’s potential obligation under the Guaranties is $54,600. As of June 30, 2005, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

5.

Committed Line of Credit— The Fund is a participant in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2006, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2005, the Fund did not borrow from the credit facility.

6.

Purchases and Sales of Securities— Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the six months ended June 30, 2005, aggregated $20,244,634 and $20,040,233, respectively.

7.

Federal Tax Information— Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the six months ended June 30, 2005 and will vary from the final tax information as of the Fund’s year-end.

At June 30, 2005, the cost of investments for federal income tax purposes was $80,398,875. The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales in the amount of $106,544.

Notes to Financial Statements (unaudited)

At June 30, 2005, the tax basis components of accumulated earnings were as follows:

Gross unrealized appreciation of portfolio securities	$10,705,980

Gross unrealized depreciation of portfolio securities	(339,221)

Net unrealized appreciation of portfolio securities	10,366,759

Current period net realized gain	2,496,513

Total accumulated earnings	$12,863,272

The tax character of distributions paid during the periods ended June 30, 2005 and December 31, 2004 are presented below. The difference between the reporting of distributions for financial reporting purposes compared to federal income tax purposes in 2004 is primarily due to the recharacterization for tax purposes of distributions reported to the Fund by the underlying REIT investments after the end of the year.

	Six Months Ended 6/30/05	Year Ended 12/31/04

Ordinary income (including short-term capital gain)	$1,786,470	$4,275,912

Net realized gains	—	922,062

Return of capital	—	334,261

Total	$1,786,470	$5,532,235

8.	Capital Share Transactions — The Fund has authorized 1,000,000,000 shares of $0.001 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	562,359	$4,947,919	2,503,847	$21,518,057

Investment of dividends	57,529	510,861	73,780	622,026

Exchanged from associated funds	430,625	3,762,390	327,252	2,830,306

Shares issued in payment of gain distribution	—	—	80,850	714,793

Converted from Class B*	23,285	205,454	25,969	226,511

Total	1,073,798	9,426,624	3,011,698	25,911,693

Cost of shares repurchased	(549,909)	(4,863,042)	(976,330)	(8,095,220)

Exchanged into associated funds	(115,666)	(1,014,556)	(229,994)	(1,809,230)

Total	(665,575)	(5,877,598)	(1,206,324)	(9,904,450)

Increase	408,223	$3,549,026	1,805,374	$16,007,243

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	115,707	$1,017,701	535,440	$4,521,456

Investment of dividends	19,680	174,523	30,992	260,467

Exchanged from associated funds	118,352	1,044,498	373,587	3,230,463

Shares issued in payment of gain distribution	—	—	37,266	330,884

Total	253,739	2,236,722	977,285	8,343,270

Cost of shares repurchased	(113,201)	(1,009,312)	(126,498)	(1,090,906)

Exchanged into associated funds	(62,342)	(543,184)	(147,802)	(1,165,694)

Converted to Class A*	(23,306)	(205,454)	(25,983)	(226,511)

Total	(198,849)	(1,757,950)	(300,283)	(2,483,111)

Increase	54,890	$478,772	677,002	$5,860,159

See footnote on page 18.

Notes to Financial Statements (unaudited)

	Six Months Ended June 30, 2005		Year Ended December 31, 2004

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	328,532	$2,899,749	2,051,442	$17,461,777

Investment of dividends	41,114	364,257	79,531	668,119

Exchanged from associated funds	28,024	246,699	203,634	1,787,559

Shares issued in payment of gain distribution	—	—	89,146	785,957

Total	397,670	3,510,705	2,423,753	20,703,412

Cost of shares repurchased	(709,721)	(6,237,039)	(749,674)	(6,246,228)

Exchanged into associated funds	(302,041)	(2,574,367)	(231,571)	(1,879,076)

Total	(1,011,762)	(8,811,406)	(981,245)	(8,125,304)

Increase (decrease)	(614,092)	$(5,300,701)	1,442,508	$12,578,108

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	159,092	$1,390,432	585,428	$4,867,183

Investment of dividends	11,844	104,776	22,173	184,365

Exchanged from associated funds	19,272	173,389	105,351	904,747

Shares issued in payment of gain distribution	—	—	21,119	190,283

Total	190,208	1,668,597	734,071	6,146,578

Cost of shares repurchased	(213,816)	(1,880,047)	(86,363)	(734,295)

Exchanged into associated funds	(14,342)	(124,714)	(172,478)	(1,329,684)

Total	(228,158)	(2,004,761)	(258,841)	(2,063,979)

Increase (decrease)	(37,950)	$(336,164)	475,230	$4,082,599

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	23,520	$207,418	98,768	$834,001

Investment of dividends	2,945	26,222	3,782	32,025

Shares issued in payment of gain distribution	—	—	3,645	32,224

Total	26,465	233,640	106,195	898,250

Cost of shares repurchased	(23,325)	(204,644)	(29,343)	(253,349)

Increase	3,140	$28,996	76,852	$644,901

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	78,216	$675,573	23	$207

Investment of dividends	1,304	11,616	68	571

Shares issued in payment of gain distribution	—	—	53	469

Exchanged from associated funds	—	—	784	7,164

Total	79,520	687,189	928	8,411

Cost of shares repurchased	(501)	(4,483)	(26)	(243)

Increase	79,019	$682,706	902	$8,168

*	Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date.

Notes to Financial Statements (unaudited)

9.

Other Matters — The circumstances described below relate to certain regulatory matters affecting certain of the Seligman registered investment companies (“Seligman Funds”). Seligman LaSalle Monthly Dividend Real Estate Fund, which commenced operations on July 16, 2003, was not affected by these circumstances and, accordingly, did not receive any payments from the Manager.

The Manager conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman Funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three already had been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”) and the Attorney General of the State of New York also are reviewing these matters.

The Manager has also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. At the time such orders were placed, this practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements involving frequent trading, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, the Manager has made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares.

Financial Highlights (unaudited)

The tables below are intended to help you understand each Class’s financial performance from its inception. Certain information reflects financial results for a single share of a Class that was held throughout the period shown. Per share amounts are calculated using average shares outstanding during the period. “Total Return” shows the rate that you would have earned on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Class A

	Six Months Ended June 30, 2005	Year Ended December 31, 2004	July 16, 2003* to December 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$9.26	$8.04	$7.14

Income from Investment Operations:

Net investment income	0.19	0.21	0.10

Net realized and unrealized gain on investments	0.21	1.71	0.98

Total from Investment Operations	0.40	1.92	1.08

Less Distributions:

Distributions from net investment income	(0.19)	(0.21)	(0.09)

Distributions in excess of net investment income	(0.01)	(0.13)	(0.07)

Distributions from net realized capital gain	—	(0.31)	(0.02)

Return of capital	—	(0.05)	—

Total Distributions	(0.20)	(0.70)	(0.18)

Net Asset Value, End of Period	$9.46	$9.26	$8.04

Total Return	4.47%	24.95%	15.36%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$39,002	$34,401	$15,348

Ratio of expenses to average net assets	1.60%†	1.60%	1.59%†

Ratio of net investment income to average net assets	4.34%†	2.43%	2.86%†

Portfolio turnover rate	23.14%	29.03%	19.40%

Without expense reimbursement:ø

Ratio of expenses to average net assets	1.72%†	1.79%	2.96%†

Ratio of net investment income to average net assets	4.22%†	2.23%	1.50%†

See footnotes on page 25.

Financial Highlights (unaudited)

Class B

	Six Months Ended June 30, 2005	Year Ended December 31, 2004	July 16, 2003* to December 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$9.25	$8.04	$7.14

Income from Investment Operations:

Net investment income	0.16	0.14	0.07

Net realized and unrealized gain on investments	0.21	1.71	0.99

Total from Investment Operations	0.37	1.85	1.06

Less Distributions:

Distributions from net investment income	(0.16)	(0.14)	(0.07)

Distributions in excess of net investment income	(0.01)	(0.15)	(0.07)

Distributions from net realized capital gain	—	(0.31)	(0.02)

Return of capital	—	(0.04)	—

Total Distributions	(0.17)	(0.64)	(0.16)

Net Asset Value, End of Period	$9.45	$9.25	$8.04

Total Return	4.11%	24.01%	15.02%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$14,571	$13,759	$6,432

Ratio of expenses to average net assets	2.35%†	2.35%	2.34%†

Ratio of net investment income to average net assets	3.59%†	1.68%	2.11%†

Portfolio turnover rate	23.14%	29.03%	19.40%

Without expense reimbursement:ø

Ratio of expenses to average net assets	2.47%†	2.54%	3.72%†

Ratio of net investment income to average net assets	3.47%†	1.48%	0.75%†

See footnotes on page 25.

Financial Highlights (unaudited)

Class C

	Six Months Ended June 30, 2005	Year Ended December 31, 2004	July 16, 2003* to December 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$9.25	$8.04	$7.14

Income from Investment Operations:

Net investment income	0.16	0.14	0.07

Net realized and unrealized gain on investments	0.20	1.71	0.99

Total from Investment Operations	0.36	1.85	1.06

Less Distributions:

Distributions from net investment income	(0.16)	(0.14)	(0.07)

Distributions in excess of net investment income	(0.01)	(0.15)	(0.07)

Distributions from net realized capital gain	—	(0.31)	(0.02)

Return of capital	—	(0.04)	—

Total Distributions	(0.17)	(0.64)	(0.16)

Net Asset Value, End of Period	$9.44	$9.25	$8.04

Total Return	4.00%	24.02%	15.02%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$26,775	$31,894	$15,916

Ratio of expenses to average net assets	2.35%†	2.35%	2.34%†

Ratio of net investment income to average net assets	3.59%†	1.68%	2.11%†

Portfolio turnover rate	23.14%	29.03%	19.40%

Without expense reimbursement:ø

Ratio of expenses to average net assets	2.47%†	2.54%	3.72%†

Ratio of net investment income to average net assets	3.47%†	1.48%	0.75%†

See footnotes on page 25.

Financial Highlights (unaudited)

Class D

	Six Months Ended June 30, 2005	Year Ended December 31, 2004	July 16, 2003* to December 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$9.25	$8.04	$7.14

Income from Investment Operations:

Net investment income	0.16	0.14	0.07

Net realized and unrealized gain on investments	0.21	1.71	0.99

Total from Investment Operations	0.37	1.85	1.06

Less Distributions:

Distributions from net investment income	(0.16)	(0.14)	(0.07)

Distributions in excess of net investment income	(0.01)	(0.15)	(0.07)

Distributions from net realized capital gain	—	(0.31)	(0.02)

Return of capital	—	(0.04)	—

Total Distributions	(0.17)	(0.64)	(0.16)

Net Asset Value, End of Period	$9.45	$9.25	$8.04

Total Return	4.11%	24.01%	15.02%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$8,041	$8,224	$3,329

Ratio of expenses to average net assets	2.35%†	2.35%	2.34%†

Ratio of net investment income to average net assets	3.59%†	1.68%	2.11%†

Portfolio turnover rate	23.14%	29.03%	19.40%

Without expense reimbursement:ø

Ratio of expenses to average net assets	2.47%†	2.54%	3.71%†

Ratio of net investment income to average net assets	3.47%†	1.48%	0.75%†

See footnotes on page 25.

Financial Highlights (unaudited)

Class I

	Six Months Ended June 30, 2005	Year Ended December 31, 2004	November 24, 2003** to December 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$9.28	$8.04	$7.61

Income from Investment Operations:

Net investment income	0.20	0.15	0.03

Net realized and unrealized gain on investments	0.21	1.79	0.45

Total from Investment Operations	0.41	1.94	0.48

Less Distributions:

Distributions from net investment income	(0.20)	(0.15)	(0.02)

Distributions in excess of net investment income	(0.03)	(0.19)	(0.01)

Distributions from net realized capital gain	—	(0.31)	(0.02)

Return of capital	—	(0.05)	—

Total Distributions	(0.23)	(0.70)	(0.05)

Net Asset Value, End of Period	$9.46	$9.28	$8.04

Total Return	4.55%	25.21%	5.49%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,129	$1,077	$315

Ratio of expenses to average net assets	1.35%†	1.35%††	0.94	%†

Ratio of net investment income to average net assets	4.59%†	2.16%††	3.42	%†

Portfolio turnover rate	23.14%	29.03%	19.40	%#

Without expense reimbursement:ø

Ratio of expenses to average net assets	2.01%†	2.05%††	2.45	%†

Ratio of net investment income to average net assets	3.93%†	1.46%††	1.91	%†

See footnotes on page 25.

Financial Highlights (unaudited)

Class R

	Six Months Ended June 30, 2005	Year Ended December 31, 2004	July 16, 2003* to December 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$9.25	$8.04	$7.14

Income from Investment Operations:

Net investment income	0.18	0.18	0.09

Net realized and unrealized gain on investments	0.21	1.71	0.99

Total from Investment Operations	0.39	1.89	1.08

Less Distributions:

Distributions from net investment income	(0.18)	(0.18)	(0.08)

Distributions in excess of net investment income	(0.01)	(0.14)	(0.08)

Distributions from net realized capital gain	—	(0.31)	(0.02)

Return of capital	—	(0.05)	—

Total Distributions	(0.19)	(0.68)	(0.18)

Net Asset Value, End of Period	$9.45	$9.25	$8.04

Total Return	4.35%	24.55%	15.24%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$769	$22	$12

Ratio of expenses to average net assets	1.85%†	1.85%	1.84%†

Ratio of net investment income to average net assets	4.08%†	2.17%	2.61%†

Portfolio turnover rate	23.14%	29.03%	19.40%

Without expense reimbursement:ø

Ratio of expenses to average net assets	1.98%†	2.05%	3.21%†

Ratio of net investment income to average net assets	3.96%†	1.97%	1.25%†

*	Commencement of operations.
**	Commencement of offering of shares.
†	Annualized.
ø	The Manager has waived its management fee and/or reimbursed certain expenses of the Fund.
#	For the period July 16, 2003 to December 31, 2003.
††	Ratios have been restated.

See Notes to Financial Statements.

Board of Directors

Robert B. Catell 2, 3		Leroy C. Richie 1, 3

•	Chairman, Chief Executive Officer and Director, KeySpan Corporation	•	Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.
		•	Director, Kerr-McGee Corporation
John R. Galvin 1, 3

•	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University	Robert L. Shafer 2, 3

		•	Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations
Alice S. Ilchman 2, 3

•	President Emerita, Sarah Lawrence College	James N. Whitson 1, 3
•	Director, Jeannette K. Watson Summer Fellowship
•	Trustee, Committee for Economic Development	•	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
		•	Director, CommScope, Inc.

Frank A. McPherson 2, 3		Brian T. Zino

•	Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation	•	Director and President, J. & W. Seligman & Co. Incorporated
•	Director, ConocoPhillips	•	Chairman, Seligman Data Corp.
•	Director, Integris Health	•	Director, ICI Mutual Insurance Company

Betsy S. Michel 1, 3		•	Member of the Board of Governors,
Investment Company Institute

•	Trustee, The Geraldine R. Dodge Foundation

William C. Morris
		Member:	1	Audit Committee
•	Chairman, J. & W. Seligman & Co. Incorporated		2	Director Nominating Committee
			3	Board Operations Committee
•	Chairman, Carbo Ceramics Inc.

Executive Officers

William C. Morris	Thomas G. Rose

Chairman	Vice President
Brian T. Zino	Lawrence P. Vogel

President and Chief Executive Officer	Vice President and Treasurer
Eleanor T.M. Hoagland	Frank J. Nasta

Vice President and Chief Compliance Officer	Secretary

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov. In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.2

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman LaSalle Monthly Dividend Real Estate Fund, which contains information about the investment objectives, risks, charges, and expenses of the Fund, each of which should be considered carefully before investing. The prospectus, which contains information about these factors, should be read carefully before investing or sending money.

[1]

The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

[2]	Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

REMD3 6/05

ITEM 2.    CODE OF ETHICS.
                Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.
                Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.
                Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.
                Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.
                Included in Item 1 above.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
           MANAGEMENT INVESTMENT COMPANIES.
                Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
                Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
           COMPANY AND AFFILIATED PURCHASERS.
                Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                  The Board of Directors of the Registrant has a adopted a
            Nominating Committee Charter which provides that the Nominating
            Committee (the "Committee") may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the
            Independent Directors of the Registrant occurs and if, based on the
            Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.
            A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)      The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

 ITEM 12.  EXHIBITS.
 (a)(1)  Not applicable.

 (a)(2)  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 (a)(3)  Not applicable.

(b)      Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

By:      /s/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    September 7, 2005

By:      /s/ LAWRENCE P. VOGEL
         Lawrence P. Vogel
         Vice President, Treasurer and Chief Financial Officer

Date:    September 7, 2005

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

EXHIBIT INDEX

          (a)(2)  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
                  Investment Company Act of 1940.

          (b)     Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company
                  Act of 1940.